NOTE 8: ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2018
Note 8 Assets Held For Sale
ASSETS HELD FOR SALE

NOTE 8: ASSETS HELD FOR SALE

At December 31, 2018, the Company has listed the facility and land in Portland, Oregon for sale. Prior to their classification as assets held for sale, the land and facility in Portland were reported under property and equipment (note 6). The assets held for sale are included at the lower of their carrying value and their fair market value. The fair market value was based on a sales agreement dated January 17, 2019 whereby the Company will receive net proceeds of $127,972 after selling costs (note 23). An impairment loss of $57,072 has been recognized to reduce the asset’s carrying value to its fair market value.

	Facility Portland	Land Portland	Total
Cost
Balance, December 31, 2015	$–	$–	$–
Transfer from property and equipment	70,297	119,703	190,000
Balance, December 31, 2016	70,297	119,703	190,000
Expenditures	–	–	–
Balance, December 31, 2017	70,297	119,703	190,000
Impairment loss	(20,151)	(36,921)	(57,072)
Balance, December 31, 2018	$50,146	$82,782	$132,928

	Facility Portland	Land Portland	Total
Accumulated amortization
Balance, December 31, 2015	$(2,343)	$–	$(2,343)
Amortization	(2,613)	–	(2,613)
Balance, December 31, 2016	(4,956)	–	(4,956)
Amortization	–	–	–
Balance, December 31, 2017 and 2018	(4,956)	–	(4,956)

	Faculty Portland	Land Portland	Total
Carrying amount
Balance, December 31, 2016	$65,341	$119,703	$185,044
Balance, December 31, 2017	65,341	119,703	185,044
Balance, December 31, 2018	$45,190	$82,782	$127,972